Prepayments and Other Assets, Current and Non-Current (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Prepayments and Other Assets, Current and Non-Current [Abstract]
Outstanding balance	$ 937,261
Interest rate	3.00%
Expected credit losses against other receivable